Stock Option Plan (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Stock Option Plan [Abstract]
Unrecognized stock-based compensation	$ 1,500		$ 1,500		$ 1,200
Weighted-average grant-date fair value per share	$ 2.08	$ 0.61	$ 1.97	$ 0.6	$ 0.3	$ 0.19
Total fair value of options	$ 100	$ 97	$ 308	$ 272	$ 458	$ 432
Maximum number of shares authorized			11,935,631
Weighted average period	2 years 7 months 6 days		2 years 7 months 6 days		2 years 8 months 12 days